FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Financial Income, Net
	Year ended December 31,
	2023	2022	2021

Financial income:
Interest income	$2,341	$1,880	$1,045
Amortization/accretion of premium/discount on marketable securities, net	732	-	-
Exchange rate differences and other	214	292	-

Financial expenses:
Exchange rate differences and other	-	-	630
institutions interest Expenses	72	-	-
Amortization/accretion of premium/discount on marketable securities, net	-	38	76

	$3,215	$2,134	$339